SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Nov. 30, 2013
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

	Balance at beginning of period	Charged to costs and expenses	Acquisition	Charged to other accounts	Deductions	Balance at end of period
	(U.S. dollars in thousands)
Year ended November 30, 2013:
Deferred tax valuation allowance	$2,131	—	—	$18,925	—	$21,056
Warranty provision	$4,006	2,267	—	—	(3,311)	$2,962
Allowance for doubtful accounts	$160	—	—	—	—	$160
Year ended November 30, 2012:
Deferred tax valuation allowance	$4,751	—	—	(2,620)	—	$2,131
Warranty provision	$4,928	2,996	—	—	(3,918)	$4,006
Allowance for doubtful accounts	$148	12	—	—	—	$160
Year ended November 30, 2011:
Deferred tax valuation allowance	$1,009	—	—	3,742	—	$4,751
Warranty provision	$5,585	3,780	—	—	(4,437)	$4,928
Allowance for doubtful accounts	$310	—	—	—	(162)	$148